CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
General and administrative expenses	$ 204,960	$ 246,436
Loss from operations	(204,960)	(246,436)
Other income - interest earned on Trust Account	295,217	502,881
Income before provision for income taxes	90,257	256,445
Provision for income taxes	(19,735)	(53,853)
Net income	$ 70,522	$ 202,592
Class A common stock
Basic and diluted weighted average shares outstanding	69,000,000	69,000,000
Class B common stock
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000